BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Other accounts payables	$ 292	$ 230
Employee benefit liabilities, net	92	170
Trade receivable	$ 2,382	$ 675